Retirement Benefits Funded Status of Plan Assets (Liabilities) (Details 3) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Change in plan assets
Fair value of plan assets at beginning of year	$ 28,397
Fair value of plan assets at end of year	32,038	$ 28,397
Amounts Recognized on the Balance Sheet
Non-current liability	(6,979)	(5,755)
Pension Benefits
Change in plan assets
Fair value of plan assets at beginning of year	27,150	27,226
Net gain (loss) on plan assets	5,025	(1,043)
Employer contributions	221	370
Participant contributions	8	9
Benefits paid	(1,763)	(1,685)
Acquired plan assets	0	2,293
Other	5	(20)
Fair value of plan assets at end of year	30,646	27,150	$ 27,226
Change in projected benefit obligation
Projected benefit obligation at beginning of year	32,231	31,967
Service cost	367	404	388
Interest cost	1,360	1,226	1,250
Participant contributions	8	9
Actuarial loss (gain)	4,708	(2,561)
Benefits paid	(1,763)	(1,685)
Acquired benefit obligation	0	2,895
Other	3	(24)
Projected benefit obligation at end of year	36,914	32,231	31,967
Funded status	(6,268)	(5,081)
Amounts Recognized on the Balance Sheet
Non-current assets	124	77
Current liability	(173)	(164)
Non-current liability	(6,219)	(4,994)
Medical and Life Benefits
Change in plan assets
Fair value of plan assets at beginning of year	1,247	1,338
Net gain (loss) on plan assets	234	(65)
Employer contributions	42	38
Participant contributions	24	25
Benefits paid	(156)	(148)
Acquired plan assets	0	58
Other	1	1
Fair value of plan assets at end of year	1,392	1,247	1,338
Change in projected benefit obligation
Projected benefit obligation at beginning of year	1,930	2,110
Service cost	16	21	20
Interest cost	80	76	85
Participant contributions	24	25
Actuarial loss (gain)	159	(211)
Benefits paid	(156)	(148)
Acquired benefit obligation	0	50
Other	(5)	7
Projected benefit obligation at end of year	2,048	1,930	$ 2,110
Funded status	(656)	(683)
Amounts Recognized on the Balance Sheet
Non-current assets	151	124
Current liability	(47)	(46)
Non-current liability	$ (760)	$ (761)